Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9. Fair Value Measurements

The Company accounts for financial assets and liabilities in accordance with accounting standards that define fair value and establish a framework for measuring fair value. The hierarchy prioritizes the inputs into three broad levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s assumptions used to measure assets and liabilities at fair value. The classification of a financial asset or liability within the hierarchy is determined by the lowest level inputs that are significant to the fair value measurement. Results of operations are impacted by the movement in the level 2 and 3 instruments on a periodic basis.

Assets and Liabilities Measured at Fair Value on a Recurring Basis at June 30, 2016:

	Quotes Prices	Significant	Significant
	in Active	Other Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Warrant Liability	-	-	18,378
Earnout shares liability	-	-	15,429
Interest Rate Swap Derivative Liability	-	25	-
Marketable Equity Securities	498	-	-
Short term investments		25,000	-

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2015:

	Quotes Prices	Significant	Significant
	in Active	Other Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Warrant Liability	-	-	31,213
Earnout shares liability	-	-	34,154
Interest Rate Swap Derivative Liability	-	42	-
Marketable Equity Securities	428	-	-

As of December 31, 2015, financial instruments carried at amortized cost that do not approximate fair value consist of long-term debt. See Note 7 - Debt. The fair value of long term debt was calculated based on an analysis of future cash flows discounted with our weighted average cost of debt which is based on market rates, which are level 2 inputs. Other financial instruments such as accounts receivable have carrying values that approximate fair value as they are short-term in nature.

The following table summarizes the fair value and carrying amounts of our long term debt:

	June 30, 2016	December 31, 2015
Fair Value	$160,902	$138,347

Gross Carrying Value	143,344	121,493
Deferred financing expense	(2,419)	-
Net Carrying Value	$140,925	$121,493

Note 13. Fair Value Measurements

The Company accounts for financial assets and liabilities in accordance with accounting standards that define fair value and establish a framework for measuring fair value. The hierarchy prioritizes the inputs into three broad levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s assumptions used to measure assets and liabilities at fair value. A financial asset’s or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and advances from customers approximate their fair value due to their relatively short-term maturities. The Company bases its fair value estimate for long term debt obligations on its internal valuation that all debt is floating rate debt based on current interest rates in Colombia.

Financial assets and liabilities measured at fair value on a recurring basis:

At December 31, 2015	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable equity securities	428	—	—
Earnout Shares Liability	—	—	34,154
Warrant Liability	—	—	31,213
Interest Rate Swap Derivative Liability	—	42	—

At December 31, 2014	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable equity securities	667	—	—
Earnout Shares Liability			29,061
Warrant Liability	—	—	19,991
Interest Rate Swap Derivative Liability	—	134	—

As of December 31, 2015, financial instruments carried at amortized cost that do not approximate fair value consist of long-term debt. See Note 10 — Debt. The fair value of long term debt was calculated based on an analysis of future cash flows discounted with our average cost of debt which is based on market rates, which are level 2 inputs.

The following table summarizes the fair value and carrying amounts of our long term debt:

	December 31
	2015	2014
Fair Value	138,347	43,266
Carrying Value	121,493	39,273